INCOME TAXES, Reconciliation of Effective Income Tax Rate (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Statutory U.S. federal income tax rate					21.00%	21.00%	35.00%
State income taxes					2.50%	2.60%	1.80%
Tax on international activities					2.50%	4.40%	(3.40%)
Tax audit settlements					(5.60%)	0.00%	(0.40%)
U.S. tax reform adoption					0.00%	0.00%	26.10%
Other					(1.00%)	(0.10%)	(0.60%)
Effective income tax rate	25.90%	25.80%	33.40%	18.30%	19.40%	27.90%	58.50%
Net tax benefit from participation in amnesty program	$ 149				$ (149)
Net tax charge from reinvestment of certain undistributed earnings of international subsidiaries			$ 46			$ 102
Net tax charge attributable to passage of TCJA							$ 799